johim13f-093007
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Andrew Steel
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Andrew Steel           London, England         October  30, 2007
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                    63
                                                  -----------------------

Form 13F Information Table Value Total:              $437,127 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
ALTRIA GROUP INC              COM       02209S103     1,329          19,120    SH    Shared-Defined     0                     19,120
AMERICAN EXPRESS CO           COM       258161409    14,962         252,019    SH    Shared-Defined     0                    252,019
AMERICAN INTL GROUP INC       COM       026874107     6,747          99,730    SH    Shared-Defined     0                     99,730
AT&T                          COM       00206R102       255           6,037    SH    Shared-Defined     0                      6,037
BERKSHIRE
    HATHAWAY INC DEL         CL B       084670207       277              70    SH    Shared-Defined     0                         70
BOEING CO                     COM       097023105     6,709          63,900    SH    Shared-Defined     0                     63,900
BP PLC                      SPON ADR    055622104       586           8,445    SH    Shared-Defined     0                      8,445
BRISTOL MYERS SQUIBB	      COM       110122108	205	      7,100    SH    Shared-Defined	0 		       7,100
BROOKDALE SN
LIVING    		      COM	112463104    30,068	    755,295    SH    Shared-Defined	0		     755,295
CADIZ INC          COM	127537207     5,911         312,764    SH    Shared-Defined     0                    312,764
CISCO SYSTEMS CORP            COM       17275R102       482          14,550    SH    Shared-Defined     0                     14,500
CITIGROUP INC                 COM       172967101       714          15,305    SH    Shared-Defined     0		      15,305
COLGATE-PALMOLIVE CO.         COM       194162103     3,818          53,530    SH    Shared-Defined     0                     53,530
COSTAR GROUP INC              COM       22160N109       291           5,450    SH    Shared-Defined     0                      5,450
COVANTA HOLDING CORP COM       2282E102        328          13,400    SH    Shared-Defined     0                     13,400
DISNEY WALT CO            COM DISNEY    254687106       272           7,920    SH    Shared-Defined     0                      7,920
DOW CHEMICAL CO               COM       260543103     1,511          35,100    SH    Shared-Defined     0                     35,000
DUKE ENERGY CORP   COM       26441C105    33,032       1,767,370    SH    Shared-Defined     0                  1,767,370
EL PASO CORP                  COM       28336I109    21,065       1,241,350    SH    Shared-Defined     0                  1,241,350
ELECTRONIC ARTS INC           COM	285S12109    20,530	    366,682    SH    Shared-Defined	0		     366,682
EMERSON ELEC CO               COM       291011104    11,690         219,650    SH    Shared-Defined     0                    219,650
EXELON CORP                   COM       30161N101    31,815         422,180    SH    Shared-Defined     0                    422,180
EXXON MOBIL CORP              COM       30231G102    11,669         126,065    SH    Shared-Defined     0                    126,065
GENENTECH INC               COM NEW     368710406     2,341          30,000    SH    Shared-Defined     0                     30,000
GENERAL ELECTRIC CO           COM       369604103     8,908         215,166    SH    Shared-Defined     0                    215,166
HERSHEY CO                    COM       427866108       611          13,170    SH    Shared-Defined     0                     13,170
ILLINOIS TOOL WORKS           COM       452308109       286           4,800    SH    Shared-Defined     0                      4,800
INTEL CORP                    COM       458140100       220           8,500    SH    Shared-Defined     0                      8,500
INTERNATIONAL BUSINESS        COM       459200101       236           2,000    SH    Shared-Defined     0                      2,000
INVERNESS MED INNOV           COM       46126P106     8,053         145,575    SH    Shared-Defined     0                    145,575
ITT CORP NEW                  COM       450911102     1,158          17,050    SH    Shared-Defined     0                     17,050
JOHNSON & JOHNSON             COM       478160104       627           9,558    SH    Shared-Defined     0                      9,558
JP MORGAN CHASE               COM       46625H100       252           5,500    SH    Shared-Defined     0                      5,500
KOOKMIN BANK                SPON ADR    50049M109       615           7,500    SH    Shared-Defined     0                      7,500
MARATHON OIL                  COM       565849106     4,099          71,880    SH    Shared-Defined     0                     71,880
MARSH & MCLENNAN
    COS INC                   COM       571748102       267          10,452    SH    Shared-Defined     0                     10,452
MERCK & CO. INC               COM       589331107     1,038          20,080    SH    Shared-Defined     0                     20,080
MERRILL LYNCH & CO            COM       590188108       242           3,400    SH    Shared-Defined     0                      3,400
MGT Capital Inv Inc           COM       55302P103       466         116,667    SH    Shared-Defined     0                    116,667
MICROSOFT CORP                COM       594918104     1,784          60,560    SH    Shared-Defined     0                     60,560
NORTHERN TRUST CORP	      COM	665859104     7,647	    115,400    SH    Shared-Defined	0		     115,400
NUVASIVE INC COM	      COM	670704105    23,942	    666,350    SH    Shared-Defined     0		     666,350
ORACLE CORP                   COM       68389X105       281          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS CL A    COM	G67743107     7,465	    145,600    SH    Shared-Defined     0		     145,600
PEPSICO INC                   COM       713448108     1,209          16,505    SH    Shared-Defined     0                     16,505
PRECISION CASTPARTS CORP      COM       740189105     5,494          37,130    SH    Shared-Defined     0                     37,130
PREMIER EXHIBITIONS           COM	74051E106	175	     11,642    SH    Shared-Defined	0		      11,642
PROCTOR & GAMBLE CO           COM       742718109     1,839          26,150    SH    Shared-Defined     0                     26,150
REYNOLDS AMERICAN INC         COM       761713106    19,427         305,510    SH    Shared-Defined     0                    305,510
ROCKWELL COLLINS INC          COM       774341101     3,615          49,500    SH    Shared-Defined     0                     49,500
SALESFORCE COM INC            COM       79466L302     8,926         173,920    SH    Shared-Defined     0                    173,920
SARA LEE CORP                 COM       803111103    21,106       1,264,590    SH    Shared-Defined     0                  1,264,590
SCHLUMBERGER                  COM       806857108    38,182         363,636    SH    Shared-Defined     0                    363,636
SEASPAN CORP                  COM       Y75638109       601          18,272    SH    Shared-Defined     0                     18,272
SONUS NETWORKS INC            COM       835916107     5,475         897,472    SH    Shared-Defined     0                    897,472
SOUTHERN CO                   COM       842587107     7,956         219,290    SH    Shared-Defined     0                    219,290
STERLING BANCORP              COM       859158107     1,433         102,382    SH    Shared-Defined     0                    102,382
SULPHCO INC                   COM       865378103       136          15,420    SH    Shared-Defined     0                     15,420
TEXTRON INC                   COM       883203101    13,299         213,770    SH    Shared-Defined     0                    213,770
UNITED TECHNOLOGIES
   CORP                       COM       913017109    27,239         338,451    SH    Shared-Defined     0                    338,451
VISTAPRINT LTD                SHS       G93762204     3,528          94,400    SH    Shared-Defined     0                     94,400
WALGREEN CO                   COM       931422109     2,211          46,800    SH    Shared-Defined     0                     46,800
WYETH                         COM       983024100       472          10,600    SH    Shared-Defined     0                     10,600